Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 908	$ 1,451
Accounts receivable	8,891	8,095
Inventories	2,068	1,986
Other	1,776	2,010
Total current assets	13,643	13,542
Property and equipment, at cost:
Land	2,799	2,496
Buildings	20,221	19,211
Equipment	29,981	28,256
Construction in progress	1,756	1,387
Property and equipment, at cost	54,757	51,350
Accumulated depreciation	(29,182)	(27,287)
Property and equipment, net	25,575	24,063
Investments of insurance subsidiaries	381	438
Investments in and advances to affiliates	823	448
Goodwill and other intangible assets	9,653	9,540
Right-of-use operating lease assets	2,065	2,113
Other	298	598
Total assets	52,438	50,742
Current liabilities:
Accounts payable	4,239	4,111
Accrued salaries	1,712	1,912
Other accrued expenses	3,581	3,322
Long-term debt due within one year	370	237
Total current liabilities	9,902	9,582
Long-term debt, less debt issuance costs and discounts of $301 and $248	37,714	34,342
Professional liability risks	1,528	1,514
Right-of-use operating lease obligations	1,752	1,755
Income taxes and other liabilities	1,615	2,060
Stockholders' equity (deficit):
Common stock $0.01 par; authorized 1,800,000,000 shares; outstanding 277,378,300 shares - 2022 and 305,476,800 shares - 2021	3	3
Accumulated other comprehensive loss	(490)	(404)
Retained deficit	(2,280)	(532)
Stockholders' deficit attributable to HCA Healthcare, Inc.	(2,767)	(933)
Noncontrolling interests	2,694	2,422
Total stockholders' equity (deficit)	(73)	1,489
Total liabilities and stockholders' equity (deficit)	$ 52,438	$ 50,742